Note Payable	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Note Payable [Abstract]
NOTE PAYABLE

NOTE 7 — NOTE PAYABLE

The following table summarizes the balance of the note payable as of:

	March 31, 2025	December 31, 2024
Principal – Note Payable	$5,000,000	$5,000,000
Aggregate interest to be paid	638,000	638,000
Interest payments made	(94,000)	(41,000)
	5,544,000	5,597,000
Less current portion of interest	213,000	213,000
Notes Payable – long-term	$5,331,000	$5,384,000

On October 25, 2024 (“Exchange Date”), the Company, its direct and indirect subsidiaries, as applicable and the Lender entered into a Debt Repayment and Exchange Agreement (the “DRE Agreement”), Loan, Guaranty and Security Agreement (the “New Loan Agreement”), the Pre-funded Warrants (as defined below) and the $1.50 Warrants (as defined below) (collectively, the “Agreements”) to extinguish and terminate the Amended BTC Note (the “Exchange”).

Pursuant to the Agreements, the following consideration was exchanged with the Lender for the settlement of the Amended BTC Note:

•        Approximately $9,117,000 of the Amended BTC Note principal balance was converted into shares of the Company’s common stock (the “Shares Exchanged”), at an ascribed value of $1.10 per share resulting in the issuance of 8,287,984 shares of common stock to Lender, at a fair market value of $0.612 per share (the quoted market price of the Company’s common stock on the Restructuring Date), or an aggregate value of approximately $5,072,000.

•        Warrants to purchase 3,530,198 shares of common stock, which warrants are exercisable immediately, have a ten-year term and an exercise price of $0.01 per share (the “Prefunded Warrants”), at a fair market value of $0.612 per share (the quoted market price of the Company’s common stock on the Restructuring Date), or an aggregate value of approximately $2,160,000.

•        Warrants to purchase 2,000,000 shares of common stock at an exercise price of$1.50 per share (the $1.50 warrants) which will expire in five-years from the date of the transaction for a total fair value of approximately $888,000 based on the Black Scholes fair value option-pricing model with key input variables provided by management, as of the date of issuance: volatility of 5.0%, the fair value of common stock $0.612 estimated life of 5.0 years, risk-free rate of 4.07% to 4.72% and dividend rate of nil.

•        A $5,000,000 note payable (the “Note Payable”) pursuant to the New Loan Agreement.

•        A director specified by Lender was added to the board of directors.

The terms of the Note Payable include the following:

•        The outstanding principal and interest are denominated in dollars (as opposed to the original Bitcoin Loan that was denominated in bitcoin).

•        One-time payment of in the amount of $5,000,000 on October 25, 2027

•        Annual interest rate of 4.25% payable monthly.

•        The Lender has been given a first priority lien on all the Company and its subsidiaries’ assets.

•        The Lender may convert half of the outstanding principal at a price of $1.10 per share of common stock and the remaining half at a price of $1.50 per share of common stock (for purposes of classifying the Restructured Loan, it was concluded that the conversion option did not meet the requirements to be bifurcated and classified as a derivative, nor was there a large premium paid that would be classified as an addition to paid-in capital so the conversion option is included in the value of the host instrument).

•        The Note Payable cannot be converted or exercised if the Lender and its affiliates would beneficially own more than 19.99% of the number of shares of common stock as of the date of the agreement after giving effect to such conversion or exercise without the approval of the Company’s stockholders, for which the Company is required to seek such approval at its next annual meeting of stockholders.

NOTE 7 — NOTE PAYABLE

The following table summarizes the fair value of the BTC Note as of December 31,

	2024	2023
Beginning balance	$14,868,000	$12,636,000
Payment	(2,729,000)	(6,105,000)
Negative interest payment	39,000	—
Amended principal payment	—	(4,856,000)
Adjustment to fair value	8,058,000	13,193,000
Repayment	(20,236,000)	—
Ending balance	$—	14,868,000
Less – current portion		14,868,000
Ending balance – noncurrent portion		$—

The following table summarizes the balance of the note payable as of December 31, 2024,

Principal – note payable	$5,000,000
Aggregate interest to be paid	638,000
Interest payments made	(41,000)
5,597,000
Less current portion of interest	(213,000)
Note payable – less current portion	$5,384,000

BTC Note

On May 25, 2022, Gryphon Opco I LLC (the “Borrower”), a wholly owned subsidiary of the Company, entered into an Equipment Loan and Security Agreement (the “BTC Note”) with Anchorage Lending CA, LLC (“Lender”) amounting to 933.333333 Bitcoin (“BTC”) at an annual interest rate of 5%.

The BTC Note is secured by (1) 7,200 S19j Pros ASIC miners used for Bitcoin mining, (2) The Colocation Mining Services Agreement, dated as of July 1, 2022, by and between the Company and Coinmint, and (3) The Contribution Agreement, dated as of May 25, 2022, by and between Borrower and the Lender.

The Company evaluated the BTC Note in accordance with ASC 815 Derivatives and Hedging. Based on this evaluation, the Company has determined that the BTC Note will require derivative accounting and will be adjusted to fair value every reporting period. The fair value is determined by using the lowest day trading value, as of the reporting date, as disclosed on Yahoo Finance.

On March 29, 2023, the Company and the Lender entered into the Amended and Restated Promissory Note (the “Amended BTC Note”). The maturity date was extended from May 2024 to March 2026, and the interest rate was increased to 6% per annum, to be applied to the number of bitcoins remaining to be paid at the beginning of each month.

The monthly principal and interest payments, starting with the April 2023 payment, have been adjusted to be 100% of net monthly mining revenue, defined as, for each calendar month, the sum of (a) all of Borrower’s revenue generated from all Bitcoin generated by the Borrower with the Collateral (as defined in the BTC Note) less (b) the sum of the Borrower’s direct and indirect general and administrative expenses (“SG&A”) in connection with Bitcoin mining operations, but not to exceed the greater of (x) $100,000 and (y) the amount that is previously preapproved by the Lender in writing for such calendar month; provided, however that, to the extent that SG&A is capped by clause (b) above, any unapplied SG&A may be rolled forward to subsequent months until fully deducted. Notwithstanding the foregoing, unless otherwise approved by Lender, the aggregate amount of SG&A during any rolling twelve-month period shall not exceed $750,000, provided that if at the end of a fiscal quarter, commencing with the fiscal quarter ending June 30, 2023, if (x) the aggregate principal amount payment received by the Lender for such fiscal quarter exceeds 38.6363638 Bitcoin and (y) the average principal amount payment received by the Lender for each fiscal quarter (commencing fiscal quarter ending June 30, 2023 and through and including the fiscal quarter for which such determination is to be made) exceeds 38.6363638 Bitcoin per fiscal quarter, then, the Borrower shall pay to the Lender 75% of Net Monthly Mining Revenue (as defined in the Amendment) for the immediately succeeding fiscal quarter (and thereafter, in the following fiscal quarter would shift to 100%). In the event that the Net Monthly Mining Revenue for any month is insufficient to cover interest payment under the BTC Note, such deficiency shall be deemed paid-in-kind by capitalizing such deficiency in interest payment and adding such amount to the principal amount of indebtedness under the BTC Note.

Also, as part of the Amendment, the Company has agreed not to convey, sell, lease, transfer, assign, or otherwise dispose of any of the Company’s digital assets outside of the ordinary course of business.

Additionally, the Company is required thereunder to maintain a collateral (mining equipment and digital assets) coverage ratio of 110% (“Collateral Coverage Ratio”). A breach of the Collateral Coverage Ratio shall not be deemed to have occurred until the lender has provided notice to the Company of such breach. If the Collateral Coverage Ratio decreases below 110%, the Company will have to provide the lender with additional collateral in the form of bitcoin, U.S. dollars, or additional equipment. If the Company is unable to do so, the Company may default on the BTC Note, which could have a material adverse effect on the Company’s operations, financial condition, and results of operations. As of September 30, 2024, the Company was not in breach of the Collateral Coverage Ratio.

The Amendment also added a conversion provision whereby the lender has a limited right to convert all or any portion of the outstanding principal on the BTC Note into a number of shares of the Company (the “Conversion Right”). The Conversion Right is available at any time during the one-month period (the “Conversion Period”) after which the market capitalization of the Company for the first time exceeds $125,000,000 for five consecutive days. The conversion price is equal to $150,000,000 divided by the number of shares of Company common stock outstanding immediately prior to the lender’s exercise of the Conversion Right during the Conversion Period.

As consideration for the Amendment, the Company agreed to make a one-time payment of 173.17 bitcoins, which had a fair value of approximately $4,856,000 on the date of payment, therefore, reducing the principal balance of bitcoins from 636.81 to 463.64, and a closing fee of $104,000, which was offset with the adjustment for the change in fair value, as defined under debt modification accounting.

The Company has evaluated the Amendment in accordance with ASC 470-50 Modification and Extinguishments. The change in the interest rate from 5.0% to 6.0% caused there to be a significant change in the cashflows of the BTC Note. Also, given that the BTC Note carried on the consolidated balance sheet at fair value, any gain on loss from the extinguishment would be adjusted through the change in fair value as of September 30, 2024.

On October 25, 2024 (“Exchange Date”), the Company, its direct and indirect subsidiaries, as applicable and the Lender entered into a Debt Repayment and Exchange Agreement (the “DRE Agreement”), Loan, Guaranty and Security Agreement (the “New Loan Agreement”), the Pre-funded Warrants (as defined below) and the $1.50 Warrants (as defined below) (collectively, the “Agreements”) to extinguish and terminate the Amended BTC Note (the “Exchange”).

Pursuant to the Agreements, the following consideration was exchanged with the Lender for the settlement of the Amended BTC Note:

•        Approximately $9,117,000 of the Amended BTC Note principal balance was converted into shares of the Company’s common stock (the “Shares Exchanged”), at an ascribed value of $1.10 per share resulting in the issuance of 8,287,984 shares of common stock to Lender, at a fair market value of $0.612 per share (the quoted market price of the Company’s common stock on the Restructuring Date), or an aggregate value of approximately $5,072,000.

•        Warrants to purchase 3,530,198 shares of common stock, which warrants are exercisable immediately, have a ten-year term and an exercise price of $0.01 per share (the “Prefunded Warrants”), at a fair market value of $0.612 per share (the quoted market price of the Company’s common stock on the Restructuring Date), or an aggregate value of approximately $2,160,000.

•        Warrants to purchase 2,000,000 shares of common stock at an exercise price of $1.50 per share (the $1.50 warrants) which will expire in five-years from the date of the transaction for a total fair value of approximately $888,000 based on the Black Scholes fair value option-pricing model with key input variables provided by management, as of the date of issuance: volatility of 115.0%, the fair value of common stock $0.612 estimated life of 5.0 years, risk-free rate of 4.07% to 4.72% and dividend rate of nil.

•        A $5,000,000 note payable (the “Note Payable”) pursuant to the New Loan Agreement.

•        A director specified by Lender was added to the board of directors.

The terms of the Note Payable include the following:

•        The outstanding principal and interest are denominated in dollars (as opposed to the original Bitcoin Loan that was denominated in bitcoin).

•        One-time payment of in the amount of $5,000,000 on October 25, 2027

•        Annual interest rate of 4.25% payable monthly.

•        The Lender has been given a first priority lien on all the Company and its subsidiaries’ assets.

•        The Lender may convert half of the outstanding principal at a price of $1.10 per share of common stock and the remaining half at a price of $1.50 per share of common stock (for purposes of classifying the Restructured Loan, it was concluded that the conversion option did not meet the requirements to be bifurcated and classified as a derivative, nor was there a large premium paid that would be classified as an addition to paid-in capital so the conversion option is included in the value of the host instrument).

•        The Note Payable cannot be converted or exercised if the Lender and its affiliates would beneficially own more than 19.99% of the number of shares of common stock as of the date of the agreement after giving effect to such conversion or exercise without the approval of the Company’s stockholders, for which the Company is required to seek such approval at its next annual meeting of stockholders.

The Company has evaluated the accounting for the Exchange using the guidance as outlined in ASC 470-60 Troubled Debt Restructuring by Debtors (“ASC 470”). ASC 470 defines a troubled debt restructuring when a creditor, due to a debtor’s financial difficulties, grants the debtor a concession that it would not otherwise consider. As of the Exchange Date, the Company’s most recent financial statements, as of September 30, 2024, were issued with a going concern exception, and the Company was not earning a sufficient number of Bitcoins to satisfy the monthly interest payments, therefore adding to the principal balance the interest deficiency. Both of these factors would qualify, under ASC 470, that the Company was in financial difficulties, at the Exchange date. The second qualification refers to the lender granting a concession. ASC 470 defines a concession as being a reduction in the effective interest rate of the new loan. The Company determined that the Amended BTC Note’s effective interest was higher than the effective interest rate of the Note Payable.

The Company has determined that the Exchange is accounted for as a troubled debt restructuring with the Note Payable in the amount of $5,638,000 and a resulting gain of approximately $6,248,000, calculated as follows:

Book value – Amended BTC Note	$20,236,000
Fair value of Shares Exchanged	(5,072,000)
Fair value of $1.5 Warrants	(888,000)
Fair value – Prefunded Warrants	(2,160,000)
Remaining value – Amended BTC Note	12,116,000
Note Payable – Principal	5,000,000
Difference	$(7,116,000)

Since the Note Payable balance is less than the remaining balance of the Amended BTC Note, the Company recorded the Note Payable in the aggregate of the principal and interest calculated over the life of the loan with a corresponding gain as follows:

Principal – Note Payable	$5,000,000
Interest payments – Note Payable	638,000
Undiscounted cashflow	5,638,000
Remaining value – Amended BTC Note	(12,116,000)
Difference	(6,478,000)
Legal fees incurred	230,000
Gain on debt restructuring	$(6,248,000)

For the years ended December 31, 2024 and 2023, the Company recognized interest expense amounting to $914,000 and $758,000, respectively, for the bitcoin denominated note payable.